                                                       Secure Digital, Inc.

                                                       2 Glenwood Lane

                                                       Huntington New York, 11743

November 10, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Ryan Houseal Esq.

Re: Secure Digital, Inc.

1. The audit report of your independent registered public accounting firm is not manually signed as is required by Rule 2-02(a) of Regulation S-X. Please be sure that your amended filing includes an accountants’ report that meets the technical requirements of Rule 2-02(a).

Our audit report has been amended to include: /s/ Madsen and Associates CPA's

The Company hereby acknowledges that:

·     should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

·     the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

·      the company may not assert staff comments and the declaration of effectiveness { s a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

Peter Hodyno, President